Fair Value - Summary of Components of Net Fair Value Gains On Loans and Related Obligations (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Interest income on reverse and commercial loans	$ 160,568	$ 495,163	$ 857,271	$ 709,679
Change in fair value of loans	(56,811)	(159,589)	(1,380,503)	281,105
Net fair value gains (losses) on loans	103,757	335,574	(523,232)	990,784
Interest expense on HMBS and nonrecourse obligations	(119,201)	(329,344)	(560,316)	(526,690)
Change in fair value of derivatives	43,972	(28,233)	332,630	(12,482)
Change in fair value of related obligations	42,670	313,024	840,407	(155,485)
Net fair value gains (losses) on related obligations	(32,559)	(44,553)	612,721	(694,657)
Net fair value gains on loans and related obligations	$ 71,198	$ 291,021	$ 89,489	$ 296,127